Results of operation - Other operating income and expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Results of operation
Recoverable cash advances Initial measurement and re-measurement	€ 12,000	€ 7,000	€ 30,000	€ 25,000
R&D incentives	(18,000)	49,000	10,000	110,000
Capitalization of R&D incentive	(5,000)	(25,000)	(11,000)	(56,000)
Other income/(expenses)				36,000
Total Other Operating Income	€ (11,000)	€ 31,000	€ 29,000	€ 115,000